Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Production Costs [Line Items]
Consumption of raw materials and consumables	$ 184,484	$ 160,224
Employee compensation and benefits expense	167,879	169,109
Contractors and outside services	88,475	83,012
Utilities	26,320	24,764
Severance costs related to mine operations	0	3,509
Other expenses (1)	31,417	34,339
Changes in inventories (2)	17,061	25,713
Production Costs	515,636	500,670
NRV adjustments to inventory	$ 24,300	12,300
Decomissioning Liability Adjustments [Member]
Production Costs [Line Items]
Other expenses (1)		$ (1,200)